SUPPLEMENT TO THE CURRENT PROSPECTUS
--------------------------------------------------------------------------------
DELAWARE POOLED TRUST                                                May 4, 2000

The following supplements the information in the Prospectus regarding The Emerging Markets Portfolio.

COMPARATIVE PERFORMANCE
--------------------------------------------------------------------------------
The Emerging Markets Portfolio of Delaware Pooled Trust ("The Emerging Markets Portfolio of DPT") commenced operations on April 14, 1997. Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The Emerging Markets Portfolio of DPT, also serves as investment manager to the Delaware Emerging Markets Fund (the "G&I Emerging Markets Fund"), which is an investment series of Delaware Group Global & International Funds. Shares of the G&I Emerging Markets Fund were initially offered to the public on June 10, 1996. Except as set forth below, The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund are managed with substantially similar investment objectives, policies and strategies.

The Emerging Markets Portfolio of DPT has achieved the performance set forth below for the one-year period and two-year period ended March 31, 2000, and for the period from the commencement of its operations on April 14, 1997 through March 31, 2000. The Institutional Class of the G&I Emerging Markets Fund has achieved the performance set forth below for the one-year period, two-year period and three-year period ended March 31, 2000, for the period from April 14, 1997 through March 31, 2000, and for the period from the commencement of its operations on June 10, 1996 through March 31, 2000. Performance information for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index, has also been provided.

   The Emerging Markets                                    G&I Emerging                                   MSCI Emerging
   Portfolio of DPT(1,2)                                Markets Fund(1,3)                           Markets Free Index(1,4)
-----------------------------------------------------------------------------------------------------------------------------------
One Year ......................   50.71%     One Year ......................   46.38%      One Year ......................   51.61%
Two Year ......................   (1.72%)    Two Year ......................   (4.35%)     Two Year ......................    9.48%
Lifetime ......................   (2.44%)    4/14/97-3/31/00................   (3.94%)     4/30/97-3/31/00 ...............    1.21%
                                             Three Year ....................   (3.92%)     Three Year ....................    1.23%
                                             Lifetime ......................    0.26%      6/30/96-3/31/00 ...............    2.03%

1. Return and share value fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.
2. The performance presented is the average annual total return for the one-year period and two-year period ended March 31, 2000, and for the lifetime period from the commencement of operations on April 14, 1997 through March 31, 2000 for The Emerging Markets Portfolio of DPT. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.55%. In the absence of such waivers, performance would have been reduced.
3. The performance presented is the average annual total return for the one-year period, two-year period and three-year period ended March 31, 2000, for the period from April 14, 1997 through March 31, 2000, and for the lifetime period from the commencement of operations on June 10, 1996 through March 31, 2000 for the G&I Emerging Markets Fund Institutional Class, which is available only to certain eligible investors. The G&I Emerging Markets Fund also offers an A Class, B Class and C Class. The performance of the A Class, B Class, and C Class varies from the performance of the Institutional Class due to varying expenses. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.70%. In the absence of such waiver, performance would have been reduced.
4. The performance presented is the average annual total return for the one-year period, two-year period and three-year period ended March 31, 2000, for the period from April 30, 1997 through March 31, 2000, and for the period from June 30, 1996 through March 31, 2000 for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. Performance of the index has not been adjusted to reflect fees or expenses.

SUPPLEMENT TO THE CURRENT PROSPECTUS
--------------------------------------------------------------------------------
DELAWARE POOLED TRUST                                                May 4, 2000

The performance of the G&I Emerging Markets Fund has been presented to provide investors with additional information on which to base their investment decision. Emerging markets investment performance can be volatile and should be evaluated over a multi-year period. The performance of the G&I Emerging Markets Fund is not the performance of The Emerging Markets Portfolio of DPT and should not be considered as a substitute for the performance of The Emerging Markets Portfolio of DPT. The performance of the G&I Emerging Markets Fund should not be considered indicative of the past or future performance of The Emerging Markets Portfolio of DPT.

The charts on the following pages contain certain additional performance information. For a description of the differences between The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund, see Differences Between Funds.

DIFFERENCES BETWEEN FUNDS
--------------------------------------------------------------------------------
The investment objective of The Emerging Markets Portfolio of DPT is identical to the investment objective of the G&I Emerging Markets Fund and the two funds invest in substantially similar securities. Investment strategies for the two funds will be substantially similar; however, because of the nature of investors in The Emerging Markets Portfolio of DPT, cash flows tend to be substantial and irregular, while cash flows in the G&I Emerging Markets Fund tend to be more regular and in smaller amounts. The differences in cash flows may affect the timing of investment decisions, the relative speed with which such decisions may be implemented, the investments held by each fund from time to time, and, consequently, performance. In addition, investments may be made for each fund during varying market conditions.

Shares of each of The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund Institutional Class may be purchased and sold without the imposition of a sales charge; however, investors in The Emerging Markets Portfolio of DPT are subject to a purchase reimbursement fee and a redemption reimbursement fee equal in each case to 0.75% (as a percentage of the dollar amount purchased or redeemed). The reimbursement fees, which are paid directly to The Emerging Markets Portfolio of DPT, are designed to reflect an approximation of the brokerage and related transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which The Emerging Markets Portfolio of DPT and its existing shareholders would have to bear such costs. The G&I Emerging Markets Fund does not assess reimbursement fees; therefore, all transaction costs associated with purchases and redemptions are borne by the G&I Emerging Markets Fund.

After giving effect to voluntary expense limitations described in each fund's prospectus, the total operating expenses of The Emerging Markets Portfolio of DPT during the current fiscal year are not expected to exceed 1.55% of the average net assets of the Portfolio, compared to 1.70% for the Institutional Class of the G&I Emerging Markets Fund. A component of the total operating expenses is the investment management fee payable to Delaware International, which is 1.00% for The Emerging Markets Portfolio of DPT compared to a maximum fee of 1.25% for the G&I Emerging Markets Fund.

GROWTH OF $10,000 INVESTMENT
--------------------------------------------------------------------------------
DISTRIBUTIONS REINVESTED                          JUNE 10, 1996 - MARCH 31, 2000


                                             Lipper                   MSCI
                   G&I Emerging         Emerging Markets        Emerging Markets
                  Markets Fund(1)        Fund Average(2)          Free Index(3)

6/96                 10,000                  10,000                   10,000
7/96                  9,582                   9,418                    9,317
8/96                 10,000                   9,681                    9,556
9/96                 10,030                   9,750                    9,639
10/96                 9,850                   9,496                    9,381
11/96                 9,940                   9,708                    9,539
12/96                10,101                   9,877                    9,582
1/97                 11,066                  10,620                   10,235
2/97                 11,538                  10,991                   10,673
3/97                 11,327                  10,738                   10,393
4/97                 11,628                  10,770                   10,411
5/97                 12,100                  11,207                   10,709
6/97                 12,844                  11,783                   11,282
7/97                 12,995                  12,111                   11,450
8/97                 12,020                  10,918                    9,994
9/97                 12,553                  11,350                   10,271
10/97                10,744                   9,561                    8,585
11/97                10,301                   9,206                    8,272
12/97                10,259                   9,309                    8,471
1/98                  9,462                   8,629                    7,807
2/98                 10,775                   9,413                    8,622
3/98                 10,980                   9,772                    8,996
4/98                 10,991                   9,836                    8,898
5/98                  9,548                   8,581                    7,679
6/98                  8,127                   7,800                    6,873
7/98                  8,277                   8,060                    7,091
8/98                  5,834                   5,798                    5,041
9/98                  6,178                   6,011                    5,361
10/98                 6,544                   6,542                    5,925
11/98                 7,050                   6,953                    6,418
12/98                 6,545                   6,893                    6,325
1/99                  5,966                   6,862                    6,223
2/99                  6,163                   7,112                    6,284
3/99                  6,862                   7,448                    6,723
4/99                  7,856                   8,457                    7,992
5/99                  7,801                   8,374                    7,945
6/99                  8,610                   9,375                    8,847
7/99                  8,391                   9,176                    8,607
8/99                  8,260                   9,107                    8,685
9/99                  8,195                   8,800                    8,391
10/99                 8,260                   9,162                    8,570
11/99                 8,829                  10,212                    9,338
12/99                10,155                  12,010                   10,526
1/00                 10,100                  11,099                   10,590
2/00                 10,444                  11,561                   10,730
3/00                 10,044                  11,581                   10,782

Chart assumes $10,000 invested on June 10, 1996 and includes the effect of the reinvestment of all dividends and capital gains.

1. Performance of the G&I Emerging Markets Fund Institutional Class, net of management fees and expenses. Past performance may not be indicative of future results.
2. Performance of the Lipper Emerging Markets Equity Fund universe consisting of between 55 and 85 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.
3. Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. The performance of the Index has not been adjusted to reflect management fees or other expenses.

QUARTERLY RESULTS
--------------------------------------------------------------------------------
JUNE 30, 1996 - MARCH 31, 2000




             The Emerging                      MSCI Emerging      G&I Emerging
          Markets Portfolio   G&I Emerging      Markets Free      Markets Fund
                of DPT        Markets Fund         Index        Relative Return*
Q396                              0.3%            -3.6%                4.0%
Q496                              0.7%            -0.6%                1.3%
Q197                             12.1%             8.5%                3.3%
Q297           11.9%             13.4%             8.6%                4.4%
Q397           -3.6%             -2.3%            -9.0%                7.4%
Q497          -16.7%            -18.3%           -17.5%               -1.0%
Q198            7.0%              7.0%             6.2%                0.8%
Q298          -24.3%            -26.0%           -23.6%               -3.1%
Q398          -22.4%            -24.0%           -22.0%               -2.6%
Q498            3.5%              6.0%            18.0%              -10.2%
Q199            5.4%              4.8%            12.4%               -6.8%
Q299           26.6%             25.5%            24.4%                0.9%
Q399           -4.2%             -4.8%            -5.2%                0.4%
Q499           26.7%             23.9%            25.4%               -1.2%
Q100           -2.0%             -1.1%             2.4%               -3.4%

*G&I Emerging Markets Fund Relative Return is the geometric difference between the quarterly performance of the G&I Emerging Markets Fund
Institutional Class, net of management fees and expenses, and the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. For example, ({1 + 0.003} / {1 - 0.036}) - 1 = 4.0%. Performance of the Index has not been adjusted to reflect management fees or other expenses. Past performance may not be indicative of future results.

DEFENSIVE CHARACTERISTICS(1)
--------------------------------------------------------------------------------
JUNE 30, 1996 - MARCH 31, 2000












                                                   MSCI Emerging
                                   G&I Emerging    Markets Free   US Consumer
                                  Markets Fund(2)     Index(3)    Price Index(4)
Bull Market Performance                132.5           165.2
Bear Market Performance                -56.8           -59.3
Total Performance (Annualized)(5)        0.1             2.0          2.4




BULL MARKET                     BEAR MARKET               TOTAL PERFORMANCE
PERFORMANCE                     PERFORMANCE               (ANNUALIZED)(5)

Number of Quarters
--------------------------------------------------------------------------------
    8                                7                           15

1. A Bull Market quarter is defined as one in which the MSCI Emerging Markets Free Index showed a positive US dollar return, and a Bear Market quarter as one in which the MSCI Emerging Markets Free Index showed a negative US dollar return. Bull Market Performance and Bear Market Performance have not been annualized. Past performance may not be indicative of future results.
2. Compound total return of the G&I Emerging Markets Fund Institutional Class, net of management fees and expenses.
3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. The compound total return of the Index has not been adjusted to reflect management fees or other expenses.
4. Source: United States Bureau of Labor Statistics. Data is for Consumer Price Index - All Urban Consumers.
5. Total Performance is calculated as the compound product of the Bull Market period and the Bear Market period. For example, the G&I Emerging Markets Fund performance is calculated as follows: (1 + 1.325) x (1 - 0.568) = 1.0044 or 0.1% annualized.

COMPARATIVE ANNUALIZED PERFORMANCE
AGAINST COMPETITORS(1)
--------------------------------------------------------------------------------
JUNE 30, 1996 - MARCH 31, 2000
                                                                         MSCI
                                                              G&I      Emerging
                                                            Emerging   Markets
                75th                   25th                 Markets      Free
 Minimum     Percentile   Median    Percentile   Maximum    Fund (2)   Index (3)
  -8.3%        1.8%        2.8%        7.7%       15.5%       0.1%       2.0%

1. Percentile, Maximum, Median and Minimum data are from Lipper Emerging Markets Equity Fund universe, consisting of 53 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.
2. Performance represents the compound total return of the G&I Emerging
Markets Fund Institutional Class for the period June 30, 1996 to March 31, 2000 and is net of management fees and fund expenses. The average annual total return for the lifetime period from the commencement of operations on June 10, 1996 through March 31, 2000 is 0.26%, for the one-year period ended March 31, 2000 is 46.38%, for the two-year period ended March 31, 2000 is (4.35%) and for the three-year period ended March 31, 2000 is (3.92%). Past performance may not be indicative of future results.
3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. Performance represents the compound total return of the Index and has not been adjusted to reflect management fees or other expenses.